MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Inflation-Protected and Income Fund

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Inflation-Protected and Income Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses - MassMutual Premier Inflation-Protected and Income Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses		0.88%	0.98%	1.08%	1.18%	1.18%	1.08%	1.08%
Interest Expense		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Remainder of Other Expenses		0.10%	0.20%	0.30%	0.40%	0.40%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.26%	1.36%	1.46%	1.56%	1.81%	1.71%	1.96%
Expense Reimbursement		(0.78%)	(0.78%)	(0.78%)	(0.78%)	(0.78%)	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .58%, .68%, .78%, 1.03%, .93%, and 1.18% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Example in the section titled Fees and Expenses of the Fund:
Expense Example - MassMutual Premier Inflation-Protected and Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	49	302	597	1,436
Class R5	59	333	650	1,549
Service Class	69	365	704	1,661
Administrative Class	80	396	757	1,773
Class A	526	878	1,275	2,383
Class R4	95	442	836	1,937
Class R3	120	520	966	2,206

Effective immediately, the following information found on page 13 for the MassMutual Premier Inflation-Protected and Income Fund as the sixth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks and Performance is hereby deleted:
The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE